Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Tax-Managed Funds
Central Index Key	dei_EntityCentralIndexKey	0000923202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2013
Vanguard Tax-Managed International Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2013
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Tax-Managed International Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2013
Vanguard Tax-Managed International Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 26, 2013